Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Total		$ (50,193)	$ (59,956)
Total fair value - trading and hedging derivatives		(10,217)	(11,796)
Total		(10,217)	(11,796)
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(9,162)	(1,266)
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(5,200)	2,927
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		276	317
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		3,221	3,157
Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(3,129)	(2,391)
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(15)	(11)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	575	1,096
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(448)	(1,151)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,216	1,120
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	490	(408)
Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	259	(532)
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		286	2,473
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		850	1,851
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(787)	(1,627)
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		16	38
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(6,770)	(8,111)
Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(5)	24
Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		3	(38)
Hedging Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	(1,055)	(10,530)
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges - swaps	[4]	(3,091)	(6,783)
Fair value hedges - swaps	[4]	3,487	(1,052)
Total swaps	[4]	396	(7,835)
Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Fair value hedges	[3]	68
Cash flow hedges	[1],[3]	(1,468)	(2,713)
Net investment hedges	[3]	(8)
Total foreign exchange contracts	[3]	(1,408)	(2,713)
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)	18
Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)	18
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		(26,674)	(31,878)
Total		13,302	16,282
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives		39,976	48,160
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	4,193	7,176
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		360	437
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		3,221	3,157
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		6	16
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	575	1,096
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	6,685	8,387
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	1,887	1,688
Gross assets [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	10,340	10,722
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		1,029	4,198
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		850	1,851
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		143	275
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		4,690	6,473
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		34,004	45,537
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		13	27
Gross assets [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		12	34
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	693	41
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	4,877	1,935
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[4]	5,570	1,976
Gross assets [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[1],[3]	333	629
Total foreign exchange contracts	[3]	402	629
Fair value hedges	[3]	69
Net investment hedges	[3]	0
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			18
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts			18
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	5,972	2,623
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements		26,674	31,878
Total		(23,519)	(28,078)
Gross Liabilities [member] | Fair value trading and hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total		(50,193)	(59,956)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[1]	(9,393)	(4,249)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(84)	(120)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(3,129)	(2,391)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts		(21)	(27)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(448)	(1,151)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Forward Exchange Contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(5,469)	(7,267)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(1,397)	(2,096)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign Exchange Contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	[2]	(10,081)	(11,254)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(743)	(1,725)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(787)	(1,627)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts		(127)	(237)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(11,460)	(14,584)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives		(43,166)	(46,803)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(18)	(3)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit Contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit Contracts		(9)	(72)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	(3,784)	(6,824)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	[4]	(1,390)	(2,987)
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Liabilities swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total swaps	[4]	(5,174)	(9,811)
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign Exchange Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Cash flow hedges	[1],[3]	(1,801)	(3,342)
Fair value hedges	[3]	(1)
Total foreign exchange contracts	[3]	(1,810)	(3,342)
Net investment hedges	[3]	(8)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member] | Cash flow hedges [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		(43)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	[3]	$ (7,027)	$ (13,153)

[1]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.
[2]	Gold contracts are included in foreign exchange contracts.
[3]	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
[4]	Includes the fair value of bond futures in fair value hedges rounded down to $0 million as at October 31, 2023 ($nil million as at October 31, 2022).